EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of outstanding common equity
The following table provides a continuity schedule of outstanding exchangeable shares, and the class B shares, along with the carrying value of the corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (Shares)	Class B shares outstanding (Shares)	Exchangeable shares and class B shares (US$ Millions)
Balance as at January 1, 2025	72,954,446	1	$1,709
Repurchased and canceled	(2,957,523)	—	(77)
Shares exchanged to LP Units	(184)	—	—
Remeasurement (gains) losses	—	—	183
Balance as at June 30, 2025	69,996,739	1	$1,815
The following table provides a continuity of the company’s outstanding equity for the six-month period ended June 30, 2025:

	Class C shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance as at January 1, 2025	25,934,120	$737
Contributions	—	77
Balance as at June 30, 2025	25,934,120	$814